UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06506

Western Asset Intermediate Muni Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

AUGUST 31, 2014

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 131.2%
Alabama - 1.2%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	5.000%	10/1/21	$1,500,000	$1,705,290

Alaska - 0.4%
Anchorage, AK, GO, Refunding, FGIC	6.000%	10/1/14	500,000	502,370

Arizona - 4.0%
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	1,000,000	1,207,840
Pinal County, AZ, Electric District No. 3	4.000%	7/1/23	1,000,000	1,083,750
Pinal County, AZ, Electric District No. 3	5.000%	7/1/24	1,760,000	2,028,488
Pinal County, AZ, Electric District No. 3	5.000%	7/1/25	1,280,000	1,466,624

Total Arizona				5,786,702

California - 16.7%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.150%	4/1/24	2,000,000	2,017,200	(a)(b)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	2,000,000	2,165,260	(c)(d)
California State, GO	0.809%	12/1/17	1,500,000	1,518,630	(a)(b)
California Statewide CDA Revenue, Lodi Memorial Hospital, CMI	5.000%	12/1/22	2,000,000	2,240,220
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	565,000	567,204
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/31	1,855,000	2,038,997
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/21	1,000,000	1,194,790
Multiple Capital Project II	5.000%	8/1/22	1,000,000	1,203,010
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,825,990
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/24	4,130,000	4,816,282
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	2,000,000	2,313,220
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	300,000	369,978

Total California				24,270,781

Colorado - 7.2%
Colorado Educational & Cultural Facilities Authority Revenue Charter School:
Bromley School Project, SCA	5.125%	9/15/20	1,155,000	1,185,885
Refunding & Improvement, University Lab School, SCA	5.250%	6/1/24	1,350,000	1,352,565
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	2,205,880
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	3,940,000	4,933,826
SBC Metropolitan District, CO, GO, ACA	5.000%	12/1/25	750,000	760,042

Total Colorado				10,438,198

Connecticut - 1.0%
Connecticut State HEFA Revenue, Bristol Hospital	5.500%	7/1/21	1,505,000	1,506,294

Florida - 10.2%
Citizens Property Insurance Corp., FL	5.000%	6/1/16	5,000,000	5,378,750
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/30	1,500,000	1,712,535
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/31	4,000,000	4,365,840	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/32	1,000,000	1,085,640	(c)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 10.2% (continued)
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	$2,000,000	$2,213,600

Total Florida				14,756,365

Georgia - 4.7%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,464,100
Burke County, GA, Development Authority Revenue, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	1,000,000	1,013,060	(a)(b)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,236,000
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,163,060

Total Georgia				6,876,220

Illinois - 3.8%
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	310,000	316,107	(e)
Illinois Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	1,670,000	1,798,373
Illinois State Sports Facilities Authority Revenue, State Tax Supported	5.250%	6/15/30	3,000,000	3,352,410

Total Illinois				5,466,890

Indiana - 7.5%
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	1,000,000	1,100,610
Indianapolis, IN, Gas Utility Revenue, Second Lien	5.250%	8/15/29	4,000,000	4,643,680
Indianapolis, IN, Thermal Energy System, Multi-Mode	5.000%	10/1/23	4,000,000	4,542,880
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	500,000	560,345	(c)

Total Indiana				10,847,515

Iowa - 1.5%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	1,020,000	1,081,098
Iowa Fertilizer Co. Project	5.250%	12/1/25	1,010,000	1,080,084

Total Iowa				2,161,182

Michigan - 11.7%
Detroit, MI, Water Supply System Revenue, Senior Lien	5.250%	7/1/26	5,000,000	5,391,450
Michigan State Finance Authority Revenue, Local Government Loan Program, Detroit Water & Sewer	5.000%	7/1/24	1,000,000	1,156,160	(f)
Michigan State Housing Development Authority Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,757,111
Michigan State, Hospital Finance Authority Revenue, Refunding, Hospital Sparrow Obligated	5.000%	11/15/14	1,190,000	1,201,388
Walled Lake, MI, Consolidated School District, NATL	5.000%	5/1/22	1,000,000	1,028,390
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/16	5,000,000	5,442,200	(c)

Total Michigan				16,976,699

Nevada - 3.1%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,483,720

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 4.6%
New Hampshire HEFA Revenue, Healthcare Systems Covenant Health	5.000%	7/1/28	$6,400,000	$6,717,184

New Jersey - 14.3%
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	1,515,000	1,555,390	(c)
School Facilities Construction	5.000%	3/1/29	5,000,000	5,539,100
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,557,320	(g)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	4,000,000	4,469,280
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/23	4,000,000	4,684,720
New Jersey State Turnpike Authority Revenue	0.580%	1/1/16	2,000,000	2,000,660	(a)(b)

Total New Jersey				20,806,470

New Mexico - 1.9%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	1,100,000	1,279,509
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/19	1,415,000	1,523,247

Total New Mexico				2,802,756

New York - 7.4%
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	2,000,000	2,330,440
New York State Thruway Authority Revenue	5.000%	4/1/21	265,000	278,682	(g)(h)
New York State Thruway Authority Revenue, AMBAC	5.000%	4/1/21	1,735,000	1,824,196
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	200,000	237,688
New York, NY, GO	5.000%	8/1/21	4,000,000	4,799,160
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,000,000	1,209,570

Total New York				10,679,736

North Carolina - 1.4%
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	1,750,000	1,949,518

Ohio - 2.5%
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.625%	6/1/18	1,000,000	1,124,250
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	2,500,000	2,544,900	(a)(b)

Total Ohio				3,669,150

Oklahoma - 1.9%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	2,500,000	2,809,500

Oregon - 0.5%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/28	570,000	651,111

Pennsylvania - 3.3%
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	1,925,000	2,232,480

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 3.3% (continued)
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	$1,000,000	$1,129,930
Pittsburgh, PA, School District GO, AGM	5.375%	9/1/16	1,350,000	1,481,396

Total Pennsylvania				4,843,806

Tennessee - 5.5%
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	2,030,000	2,333,972
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	4,940,000	5,696,660

Total Tennessee				8,030,632

Texas - 6.1%
Dallas-Fort Worth, TX, International Airport Revenue, Refunding, AGM	5.500%	11/1/20	1,000,000	1,007,620	(c)(g)
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	2,000,000	2,205,460
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	3,242,190
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS, GNMA/FNMA/FHLMC-Collateralized	13.433%	7/2/24	125,000	129,267	(a)(c)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/22	2,000,000	2,327,920

Total Texas				8,912,457

Virginia - 4.8%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	636,601
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,211,846
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,939,047
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,134,520	(c)

Total Virginia				6,922,014

Washington - 0.8%
Washington State Health Care Facilities Authority Revenue, Multicare Health System	5.750%	8/15/29	1,000,000	1,165,530

Wisconsin - 3.2%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/35	2,105,000	2,394,101
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,300,420	(c)

Total Wisconsin				4,694,521

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,979,557)				190,432,611

SHORT-TERM INVESTMENTS - 2.4%
Florida - 0.3%
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.100%	8/1/18	400,000	400,000	(c)(i)(j)

Illinois - 0.1%
Illinois State Health Facilities Authority Revenue, Evanston Hospital Corp., SPA-Wells Fargo Bank N.A.	0.040%	6/1/35	195,000	195,000	(i)(j)

Massachusetts - 0.3%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.030%	7/1/27	400,000	400,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 1.1%
New York City, NY, GO, SPA-Dexia Credit Local	0.200%	8/1/28	$500,000	$500,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.200%	6/15/32	500,000	500,000	(i)(j)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Citibank N.A.	0.040%	8/1/31	260,000	260,000	(i)(j)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	300,000	300,000	(i)(j)

Total New York				1,560,000

North Carolina - 0.3%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LIQ-Wells Fargo Bank N.A.	0.040%	6/1/33	300,000	300,000	(i)(j)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.040%	2/1/34	200,000	200,000	(i)(j)

Total North Carolina				500,000

Pennsylvania - 0.3%
Mercer County, PA, GO	0.080%	10/1/31	400,000	400,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,455,000)				3,455,000

TOTAL INVESTMENTS - 133.6% (Cost - $179,434,557#)				193,887,611
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (34.4)%				(50,000,000)
Other Assets in Excess of Liabilities - 0.8%				1,265,296

TOTAL NET ASSETS - 100.0%				$145,152,907

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Maturity date shown represents the mandatory tender date.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Security is purchased on a when-issued basis.

(g)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of Investments (unaudited) (cont’d)	August 31, 2014

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RIBS	— Residual Interest Bonds
SCA	— Syncora Capital Assurance Inc. - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

Summary of Investments by Industry†

Power	19.8%
Industrial Revenue	16.0
Transportation	12.6
Health Care	9.8
Water & Sewer	8.5
Leasing	7.2
Local General Obligation	6.9
Education	5.8
Special Tax Obligation	4.6
Other	2.8
Housing	1.8
Pre-Refunded/Escrowed to Maturity	1.6
State General Obligation	0.8
Short-Term Investments	1.8

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2014 and are subject to change.

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa	1.8%
AA/Aa	33.6
A	47.6
BBB/Baa	9.9
BB/Ba	1.7
B/B	0.8
A-1/VMIG 1	1.8
NR	2.8

100.0%

*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$190,432,611	—	$190,432,611
Short-term investments†	—	3,455,000	—	3,455,000

Total investments	—	$193,887,611	—	$193,887,611

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$63,083	—	—	$63,083

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,038,427
Gross unrealized depreciation	(585,373)

Net unrealized appreciation	$14,453,054

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	64	12/14	$8,902,917	$8,966,000	$(63,083)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(63,083)

During the period ended August 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$7,619,491

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 22, 2014

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 22, 2014